10. Intangible Assets (Details - Intangible Assets) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 7,070	$ 7,066
Intangible assets, Accumulated Amortization	(4,247)	(3,970)
Intangible assets, Impairment Charge	(1,295)	(1,295)
Intangible assets, Net	$ 1,528	$ 1,801
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life (in months)	57 months	57 months
Intangible assets, Gross	$ 2,700	$ 2,700
Intangible assets, Accumulated Amortization	(2,700)	(2,700)
Intangible assets, Impairment Charge	0	0
Intangible assets, Net	$ 0	$ 0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life (in months)	120 months	120 months
Intangible assets, Gross	$ 4,370	$ 4,366
Intangible assets, Accumulated Amortization	(1,547)	(1,270)
Intangible assets, Impairment Charge	(1,295)	(1,295)
Intangible assets, Net	$ 1,528	$ 1,801